Equity-settled share-based transactions	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Equity-settled share-based transactions	Equity-settled share-based transactions
The Group’s equity incentive arrangements comprise the PHCL 2021 Share Incentive Plan (the “PHCL 2021 Plan”) and the Prenetics 2022 Share Incentive Plan (the “Prenetics 2022 Plan”).
No further awards are granted under the PHCL 2021 Plan. All RSUs with respect to PHCL ordinary shares that were outstanding under the PHCL 2021 Plan have been replaced by awards under the Prenetics 2022 Plan. The replacement of awards did not result in any incremental fair value over and above the original grant-date fair value of the awards cancelled under the PHCL 2021 Plan.
(a)Prenetics 2022 Plan
The number of RSUs and aggregate fair value of RSUs granted to certain employees, directors and third parties under Prenetics 2022 Plan were as follows,

Grant date	Number of RSUs	Closing price per ordinary share less subscription price per ordinary share	Aggregate fair value of the RSUs
On May 18, 2022	144,522	$7.64	$1,104
On June 30, 2022	2,446,557	4.04	9,884
On December 31, 2022	946,330	2.00	1,893
On February 1, 2023	66,666	1.49	99
On June 23, 2023	16,486,108	0.90	14,875
On June 30, 2023	2,403,529	0.79	1,903
On December 31, 2023	7,928	3.39	27
On June 3, 2024	176,902	5.43	960
On June 28, 2024	24,590	5.92	146
On June 30, 2024	75,665	4.69	355
On July 2, 2024	38,800	4.26	165
On July 15, 2024	20,833	3.17	66
On August 1, 2024	13,971	5.60	78
On August 22, 2024	26,786	2.50	67
On September 9, 2024	20,576	4.59	94
On October 7, 2024	30,364	2.13	65
On December 1, 2024	6,696	4.47	30
On December 31, 2024	15,805	5.80	92
On January 30, 2025	18,484	5.41	100
On March 1, 2025	40,650	4.92	20
On April 8, 2025	2,500	3.65	9
On May 23, 2025	57,060	10.31	588
On June 1, 2025	538	9.30	5
On June 16, 2025	9,352	7.01	66
On June 30, 2025	60,975	8.52	520
On July 1, 2025	604	8.27	5
On July 15, 2025	272,332	8.25	2,247
On August 1, 2025	625	7.99	5
On September 1, 2025	656	7.60	5
On September 15, 2025	9,601	9.78	94
On October 1, 2025	342	14.59	5
On October 15, 2025	2,237	14.84	33
On October 17, 2025	22,980	15.00	345
On November 1, 2025	13,935	14.82	207
On November 15, 2025	43,697	12.20	533
On December 1, 2025	339	14.75	5
On December 31, 2025	5,643	15.75	89
The RSUs granted were measured at the closing price per ordinary share less subscription price per ordinary share on grant date. The Company recognized employee share-based compensation benefits over the vesting period.
The RSUs outstanding at December 31, 2025 had an exercise price ranged from $0.001 to $2.96 per ordinary share (2024: from $0.001 to $3.00 per ordinary share), and a range of vesting period up to 3 years (2024: up to 3 years).
The number and weighted average exercise prices of the RSUs are as follows:

	2025		2024
	Weighted average exercise price	Number of RSUs	Weighted average exercise price	Number of RSUs
Balance at January 1	$0.06	9,906,708	$0.06	11,081,359
Granted	—	569,246	0.91	444,292
Cancelled	0.45	(428,265)	0.64	(649,689)
Exercised	—	(8,096,232)	0.24	(969,254)
Outstanding balance at December 31	$—	1,951,457	$0.06	9,906,708
Exercisable balance at December 31	$0.051	298,609	$0.065	3,920,731
During the year ended December 31, 2025, equity-settled share-based payment expenses in respect of the Prenetics 2022 Plan of $6,381 (2024: $5,416) was recognized in profit or loss, respectively. The remaining balance is recognized in profit or loss over the remaining vesting period.
(b)PHCL 2021 Plan
Details of the RSUs outstanding at December 31, 2025 and 2024 are as follows:

	Number of instruments
	2025	2024
RSUs granted to directors	—	821,111
RSUs granted to employees	—	2,126
RSUs granted to third parties	11,710	11,710
	11,710	834,947
Under the PHCL 2021 Plan, PHCL granted 3,933,063 RSUs to certain employees, directors and third parties on June 16, 2021 and 63,934 RSUs in December 2021 to certain directors, employees and third parties, respectively.
The fair value of services received in return for the RSUs granted was measured by reference to the fair value of share options granted in 2021 and 2022. The estimate of the fair value of the share options granted was measured based on Black-Scholes Model. The contractual life of RSUs was used as an input into this model.

2021
Fair value of RSUs and key assumptions
Fair value at measurement date	$13.89 - $18.91
Share price	$13.89 - $18.91
Exercise price	$0.01
Expected volatility	41.03% - 44.26%
Expected option life	1 year
Expected dividends	nil
Risk-free interest rate	1% - 1.13%
Likelihood of achieving a redemption event	5%
Likelihood of achieving a liquidity event	5%
The number and weighted average exercise prices of the RSUs are as follows:

	2025		2024
	Weighted average exercise price	Number of RSUs	Weighted average exercise price	Number of RSUs
Balance at January 1	$0.01	834,947	$0.01	834,947
Exercised	0.01	(823,237)	n/a	—
Outstanding balance at December 31	$0.01	11,710	$0.01	834,947
Exercisable balance at December 31	$0.01	834,947	$0.01	834,947
The RSUs outstanding at December 31, 2025 had a weighted average exercise price of $0.01 per ordinary share (2024: $0.01 per ordinary share). At December 31, 2025, these RSUs had zero remaining contractual life as all outstanding awards were fully vested (2024: 0.4 years).
The aggregate fair value of the RSUs granted to the selected employees on the dates of grants on June 30, 2021 and December 31, 2021 was $54,646 ($13.89 per share) and $1,209 ($18.91 per share) respectively. The Company recognized employee share-based compensation benefits according to the restriction conditions.
During the year ended December 31, 2024, equity-settled share-based payment expenses in respect of the PHCL 2021 Plan of $557 was recognized in profit or loss. At December 31, 2025, no balance of equity-settled share-based payment expenses was recognized, as all awards granted under the PHCL 2021 Plan were fully vested.
(c)Share options issued by ACT Genomics
The range of vesting period is from 2 to 3 years from the date of share options granted.
At December 31, 2025, no share options were outstanding following the disposal of ACT Genomics on October 1, 2025. At December 31, 2024, the share options outstanding had a weighted average exercise price of $0.01 per ordinary share and a weighted average remaining contractual life of 9.0 years and weighted average fair value at grant date of $0.33 dollar.
The fair value of share options granted by ACT Genomics was estimated on the date of grant using binomial lattice model. The assumptions that the Group used to determine the grant-date fair value of share options granted during the year end December 31, 2024 was as follows:

2024
Fair value at measurement date ($ cents)	32.6
Share price ($ cents)	32.6
Exercise price ($)	0.01
Expected option life	10 years
Risk-free interest rate	3.85%
Expected volatility	62.60% - 62.88%
Expected dividend yield	0%
Expected probability of a liquidation event	0%
During the year ended December 31, 2025, equity-settled share-based payment expenses in respect of the share options granted ACT Genomics of $1,226 (2024: $1,873) was recognized in profit or loss up to the date of disposal of ACT Genomics on October 1, 2025. Following the disposal, no further share-based payment expense will be recognized, and no remaining balance to be recognized in future periods.
(d)Ordinary shares of the Company issued to parties other than employees for service rendered
During the year ended December 31, 2024 and 2025, equity-settled share-based payment expenses of $4,132 and $— were recognized in profit or loss in relation to 721,106 ordinary shares and 6,148 ordinary shares of the Company issued to parties other than employees for service rendered, respectively. Such shares granted are measured at the market closing price of the shares of the Company granted at the date the counterparty renders the service.